Consolidated Statement of Financial Position - CAD ($) $ in Millions		Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Assets
Cash and deposits with financial institutions	[1]	$ 50,121	$ 52,942	$ 62,269
Precious metals		3,543	3,622	3,191
Trading assets
Securities		103,125	93,047	85,474
Loans		13,104	13,161	14,334
Other		911	748	454
Total trading assets		117,140	106,956	100,262
Financial instruments designated at fair value through profit or loss		14	14	12
Securities purchased under resale agreements and securities borrowed		126,090	127,959	104,018
Derivative financial instruments		31,358	32,161	37,558
Investment securities		85,146	77,986	78,396
Loans
Residential mortgages		260,586	258,649	253,357
Personal loans		97,874	96,650	96,019
Credit cards		17,730	17,124	16,485
Business and government		212,920	198,793	191,038
Loans and receivables gross		589,110	571,216	556,899
Allowance for credit losses		5,295	5,111	5,065
Loans and receivables		583,815	566,105	551,834
Other
Customers' liability under acceptances, net of allowance		12,823	18,737	16,329
Property and equipment		2,722	2,680	2,684
Investments in associates		5,303	5,184	4,850
Goodwill and other intangible assets		17,825	17,864	17,719
Deferred tax assets		2,069	2,047	1,938
Other assets		20,200	20,026	17,433
Other Assets		60,942	66,538	60,953
Total assets		1,058,169	1,034,283	998,493
Deposits
Personal		224,933	221,921	214,545
Business and government		443,707	434,749	422,002
Financial institutions		43,642	34,209	39,987
Deposits		712,282	690,879	676,534
Financial instruments designated at fair value through profit or loss		10,919	9,907	8,188
Other
Acceptances		12,833	18,746	16,338
Obligations related to securities sold short		29,957	31,621	32,087
Derivative financial instruments		33,176	35,970	37,967
Obligations related to securities sold under repurchase agreements and securities lent		124,331	116,527	101,257
Subordinated debentures		7,554	7,492	5,698
Other liabilities		56,870	53,975	52,744
Other Liabilities		264,721	264,331	246,091
Total liabilities		987,922	965,117	930,813
Equity
Retained earnings		43,056	42,236	41,414
Accumulated other comprehensive income (loss)		1,836	1,587	992
Other reserves		395	406	404
Total common equity		63,571	62,525	61,044
Total equity attributable to equity holders of the Bank		67,455	66,409	65,228
Non-controlling interests in subsidiaries		2,792	2,757	2,452
Total equity		70,247	69,166	67,680
Total liabilities and equity		1,058,169	1,034,283	998,493
Common shares [member]
Equity
Common shares		18,284	18,296	18,234
Preference shares [member]
Equity
Preferred shares and other equity instruments		$ 3,884	$ 3,884	$ 4,184

[1]	Net of impairment allowances of $4 (January 31, 2019 - $5; October 31, 2018 - $3).